Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Liabilities

	JPY (millions) As of March 31
	2021	2022
Accrued expenses	¥459,384	¥505,466
Deferred income	50,228	74,551
Other	89,937	72,146
Total	¥599,549	¥652,163
Non-current	¥56,898	¥67,214
Current	¥542,651	¥584,949